CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Total revenues	$ 103,270	$ 84,981	$ 64,540
Cost of revenues:
Total cost of revenues	19,857	13,436	9,480
Gross profit	83,413	71,545	55,060
Operating expenses:
Research and development	31,571	21,363	17,672
Sales and marketing	63,981	46,092	35,042
General and administrative	14,884	6,022	4,608
Total operating expenses	110,436	73,477	57,322
Operating loss	(27,023)	(1,932)	(2,262)
Financial income (loss), net	(85)	(1,047)	267
Loss before taxes on income	(27,108)	(2,979)	(1,995)
Taxes on income	(1,011)	(1,283)	(797)
Net loss	$ (28,119)	$ (4,262)	$ (2,792)
Basic and diluted net loss per ordinary share	$ (1.04)	$ (0.53)	$ (0.35)
Weighted average number of shares used in computing net loss per ordinary share, basic and diluted	27,088,274	8,045,647	7,872,545
Product [Member]
Revenues:
Total revenues	$ 47,365	$ 42,554	$ 30,855
Cost of revenues:
Total cost of revenues	2,716	2,324	1,702
Maintenance and Professional Services [Member]
Revenues:
Total revenues	55,905	42,427	33,685
Cost of revenues:
Total cost of revenues	$ 17,141	$ 11,112	$ 7,778